TCW INVESTMENT MANAGEMENT COMPANY

865 SOUTH FIGUEROA STREET, SUITE 1800

LOS ANGELES, CALIFORNIA 90017

(213) 244-0000

PATRICK W. DENNIS, ESQ.

VICE PRESIDENT AND ASSISTANT SECRETARY

December 30, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:     TCW Funds, Inc. (the “Corporation”)

  (File Nos. 033-52272 and 811-07170)

Ladies and Gentlemen:

On behalf of the Corporation, we hereby submit for filing via the EDGAR system pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended, Post-Effective Amendment No. 108 to the Corporation’s Registration Statement on Form N-1A (the “Amendment”). Accordingly, it is anticipated that the Amendment will be effective on February 28, 2020.

The purpose of the Amendment is to add Plan Class shares to the TCW Core Fixed Income Fund, TCW Total Return Bond Fund, and TCW Emerging Markets Income Fund, each a separate series of the Registrant.

No fee is required in connection with this filing. Should you have any questions regarding this filing, please contact the undersigned at (213) 244-0000.

Sincerely,

/s/ Patrick W. Dennis, Esq.

Patrick W. Dennis, Esq.
Vice President and Assistant Secretary